NET LOSS PER SHARE OF COMMON STOCK (Details)	3 Months Ended		12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Oct. 31, 2014	Oct. 31, 2013
Equity Option [Member]
NET LOSS PER SHARE OF COMMON STOCK (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	70,079,904	70,832,845
Warrant [Member]
NET LOSS PER SHARE OF COMMON STOCK (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	26,123,281	19,128,231	26,123,281	9,878,759
Convertible Debt Securities [Member]
NET LOSS PER SHARE OF COMMON STOCK (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		28,099,423